Concentration of credit risk - Additional Information (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Concentration Risk [Line Items]
Segment Reporting, Disclosure of Major Customers	no	no	no
Concentration Risk Percentage	10.00%